NOTE 9 - CONTRACT ACCOUNTING (Schedule of costs and estimated earnings) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Contractors [Abstract]
Costs and estimated earnings recognized	$ 4,273,057	$ 1,613,731
Less: Billings or cash received	(3,064,453)	(1,189,938)
Contract Assets	$ 1,208,604	$ 423,793